LVIP SSGA Large Cap 100 Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.79%
Aerospace & Defense–2.11%
General Dynamics	83,350	$ 15,230,546
United Technologies	110,454	15,079,180
		30,309,726
Air Freight & Logistics–0.80%
FedEx	79,168	11,524,486
		11,524,486
Airlines–1.11%
Delta Air Lines	276,789	15,943,046
		15,943,046
Auto Components–0.86%
Lear	104,322	12,299,564
		12,299,564
Automobiles–2.02%
Ford Motor	1,618,648	14,826,816
General Motors	378,884	14,200,572
		29,027,388
Banks–7.63%
Citigroup	226,690	15,659,745
Citizens Financial Group	435,117	15,390,088
Fifth Third Bancorp	561,480	15,373,323
KeyCorp	920,075	16,414,138
PNC Financial Services Group	115,566	16,197,731
Regions Financial	1,017,984	16,104,507
Wells Fargo & Co.	285,378	14,394,466
		109,533,998
Beverages–0.93%
Molson Coors Brewing Class B	232,218	13,352,535
		13,352,535
Biotechnology–1.95%
Amgen	73,943	14,308,710
Gilead Sciences	216,539	13,724,242
		28,032,952
Building Products–1.17%
Johnson Controls International	381,229	16,732,141
		16,732,141
Capital Markets–2.04%
Goldman Sachs Group	73,156	15,160,118
Morgan Stanley	331,331	14,137,894
		29,298,012
Chemicals–1.96%
Eastman Chemical	183,459	13,544,778
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
LyondellBasell Industries Class A	162,317	$ 14,522,502
		28,067,280
Communications Equipment–1.80%
Cisco Systems	261,363	12,913,946
Juniper Networks	523,703	12,961,649
		25,875,595
Consumer Finance–2.32%
Ally Financial	528,851	17,536,699
Capital One Financial	172,797	15,721,071
		33,257,770
Containers & Packaging–0.95%
WestRock	375,123	13,673,233
		13,673,233
Diversified Telecommunication Services–3.13%
AT&T	443,311	16,774,888
CenturyLink	1,134,584	14,159,609
Verizon Communications	231,025	13,944,669
		44,879,166
Electric Utilities–6.49%
Duke Energy	152,218	14,591,617
Edison International	213,081	16,070,569
Entergy	143,299	16,817,571
Evergy	238,334	15,863,511
PPL	428,883	13,505,526
Southern	265,486	16,399,070
		93,247,864
Electrical Equipment–1.01%
Eaton	174,777	14,532,708
		14,532,708
Electronic Equipment, Instruments & Components–0.81%
Corning	407,161	11,612,232
		11,612,232
Energy Equipment & Services–0.82%
Baker Hughes	507,232	11,767,782
		11,767,782
Equity Real Estate Investment Trusts–8.49%
AvalonBay Communities	69,155	14,891,146
Host Hotels & Resorts	733,169	12,676,492
Mid-America Apartment Communities	127,605	16,589,926
Prologis	193,803	16,515,892
Regency Centers	208,884	14,515,349
Welltower	177,128	16,056,653
Weyerhaeuser	536,053	14,848,668
LVIP SSGA Large Cap 100 Fund–1

LVIP SSGA Large Cap 100 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
WP Carey	177,098	$ 15,850,271
		121,944,397
Food & Staples Retailing–0.85%
Walgreens Boots Alliance	220,733	12,208,742
		12,208,742
Food Products–3.80%
Archer-Daniels-Midland	323,960	13,305,037
Conagra Brands	522,632	16,034,350
JM Smucker	120,597	13,268,082
Kraft Heinz	426,639	11,918,160
		54,525,629
Health Care Equipment & Supplies–1.15%
Medtronic	152,378	16,551,298
		16,551,298
Health Care Providers & Services–7.92%
AmerisourceBergen	175,487	14,447,845
Anthem	45,877	11,015,068
Cardinal Health	283,415	13,374,354
†Cigna	82,998	12,598,266
CVS Health	246,672	15,557,603
†Laboratory Corp of America Holdings	89,450	15,027,600
Quest Diagnostics	154,340	16,519,010
Universal Health Services Class B	102,162	15,196,597
		113,736,343
Hotels, Restaurants & Leisure–1.64%
Carnival	244,158	10,672,146
Royal Caribbean Cruises	119,458	12,940,885
		23,613,031
Household Durables–2.41%
DR Horton	336,554	17,739,762
Whirlpool	106,734	16,902,396
		34,642,158
Insurance–3.16%
MetLife	330,786	15,599,868
Principal Financial Group	278,748	15,927,660
Prudential Financial	153,463	13,803,997
		45,331,525
IT Services–2.75%
DXC Technology	214,732	6,334,594
International Business Machines	99,005	14,397,307
Leidos Holdings	218,897	18,798,874
		39,530,775
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery–5.08%
Caterpillar	106,367	$ 13,435,216
Cummins	88,746	14,436,312
Ingersoll-Rand	132,143	16,281,339
PACCAR	205,991	14,421,430
Snap-on	92,179	14,429,700
		73,003,997
Media–2.01%
Comcast Class A	349,032	15,734,362
Viacom Class B	544,864	13,093,082
		28,827,444
Metals & Mining–0.86%
Nucor	241,824	12,311,260
		12,311,260
Multiline Retail–2.02%
Kohl's	206,187	10,239,247
Target	176,052	18,821,719
		29,060,966
Oil, Gas & Consumable Fuels–4.50%
Chevron	112,151	13,301,109
Kinder Morgan	693,890	14,301,073
Marathon Petroleum	224,758	13,654,048
Occidental Petroleum	211,833	9,420,213
Valero Energy	162,898	13,885,426
		64,561,869
Pharmaceuticals–1.49%
†Mylan	481,713	9,528,283
Pfizer	329,176	11,827,294
		21,355,577
Professional Services–0.76%
Nielsen Holdings	514,986	10,943,453
		10,943,453
Semiconductors & Semiconductor Equipment–8.04%
Analog Devices	128,613	14,369,931
Applied Materials	345,597	17,245,290
Broadcom	47,199	13,030,228
Intel	258,823	13,337,149
Lam Research	76,832	17,756,644
†Micron Technology	330,932	14,180,436
†ON Semiconductor	636,916	12,235,156
Skyworks Solutions	167,199	13,250,521
		115,405,355
Technology Hardware, Storage & Peripherals–2.14%
Hewlett Packard Enterprise	901,533	13,676,255
Western Digital	284,662	16,977,242
		30,653,497

LVIP SSGA Large Cap 100 Fund–2

LVIP SSGA Large Cap 100 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–0.81%
Tapestry	447,216	$ 11,649,977
		11,649,977
Total Common Stock (Cost $1,322,442,072)		1,432,824,771

MONEY MARKET FUND–0.09%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 1.88%)	1,229,888	1,229,888
Total Money Market Fund (Cost $1,229,888)		1,229,888

TOTAL INVESTMENTS–99.88% (Cost $1,323,671,960)	1,434,054,659
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.12%	1,762,945
NET ASSETS APPLICABLE TO 114,589,832 SHARES OUTSTANDING–100.00%	$1,435,817,604

† Non-income producing.

The following futures contracts were outstanding at September 30, 2019:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
26	E-mini S&P 500 Index	$3,872,050	$3,908,027	12/20/19	$—	$(35,977)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2019.

Summary of Abbreviations:
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP SSGA Large Cap 100 Fund–3

LVIP SSGA Large Cap 100 Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Large Cap 100 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the mean between their bid and ask prices, which approximates fair value.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,432,824,771	$—	$—	$1,432,824,771
Money Market Fund	1,229,888	—	—	1,229,888
Total Investments	$1,434,054,659	$—	$—	$1,434,054,659
Derivatives:

Liabilities:
Futures Contract	$(35,977)	$—	$—	$(35,977)
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Large Cap 100 Fund–4

LVIP SSGA Large Cap 100 Fund
Notes (continued)
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP SSGA Large Cap 100 Fund–5